May 31, 2019
Direxion Daily MSCI Real Estate Bull 3X Shares
Direxion Daily MSCI Real Estate Bull 3X Shares

DIREXION SHARES ETF TRUST

Direxion Daily MSCI Real Estate Bull 3X Shares (DRN)

Supplement dated May 31, 2019 to the

Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”) dated February 28, 2019, as last supplemented

The Board of Trustees of the Direxion Shares ETF Trust (“Trust”) has approved changes to the investment objective, investment strategy and underlying index of the Direxion Daily MSCI Real Estate Bull 3X Shares, Direxion Daily MSCI Real Estate Bear 3X Shares (together, the “Real Estate Funds”), Direxion Daily Pharmaceutical & Medical Bull 3X Shares, and the Direxion Daily Pharmaceutical & Medical Bear 3X Shares (together, the “Pharmaceutical Funds”) (each a “Fund” and collectively, the “Funds”).

Effective August 1, 2019, each Fund’s underlying index will change as shown in the table below and all references to each Fund’s current index in each Fund’s respective Summary Prospectus, Prospectus and SAI will be replaced with the respective new index:

Fund Name	Current Index	New Index
Direxion Daily MSCI Real Estate Bull 3X Shares	MSCI US REIT Index	MSCI US IMI Real Estate 25/50 Index
Direxion Daily MSCI Real Estate Bear 3X Shares	MSCI US REIT Index	MSCI US IMI Real Estate 25/50 Index
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	Dynamic Pharmaceutical Intellidex Index	S&P Pharmaceuticals Select Industry Index
Direxion Daily Pharmaceutical & Medical Bear 3X Shares	Dynamic Pharmaceutical Intellidex Index	S&P Pharmaceuticals Select Industry Index

Real Estate Funds

Effective August 1, 2019, the description of each Real Estate Fund’s current index in each Fund’s Summary Prospectus, Prospectus and SAI will be replaced with the following description of the new index:

New Index Description

MSCI US IMI Real Estate 25/50 Index

The Index is designed to measure the performance of the large-, mid- and small-capitalization segments of the U.S. equity universe that are classified in the real estate sector as per the Global Industry Classification Standard (GICS). The Index is rebalanced quarterly.

As of April 30, 2019, the Index was comprised of 185 constituents which had an average total market capitalization of $6.2 billion, total market capitalizations ranging from $174.4 million to $86 billion and were concentrated in the real estate sector.

In addition, on page 4 of each Real Estate Fund’s Summary Prospectus and on pages 506 and 514 of the statutory Prospectus, the paragraph immediately following the table under “Principal Investment Risks - Effects of Compounding and Market Volatility Risk” is replaced with the following:

The Index’s annualized historical volatility rate for the period from inception, August 31, 2016, through December 31, 2018 was 13.88%. The Index’s highest volatility rate for any one calendar year during the period August 31, 2016 through December 31, 2018 was 18.27% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the period August 31, 2016 through December 31, 2014 was -0.29%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.

For more information, please contact the Funds at (866) 476-7523. * * * * * Please retain a copy of this Supplement with your Summary Prospectus, Prospectus and SAI.